Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses
Accrued Expenses

6. Accrued Expenses

Accrued expenses consisted of the following:

	December 31,	September 30,
($ in thousands)	2020	2021

Accrued external research, development and manufacturing costs	$2,615	$2,685
Accrued employee compensation and benefits	1,009	4,025
Accrued professional fees	968	2,712
Total	$4,592	$9,422

4. Accrued Expenses

Accrued expenses consisted of the following:

	As of December 31,
($ in thousands)	2019	2020
Accrued external research, development and manufacturing costs	$3,872	$2,615
Accrued employee compensation and benefits	1,260	1,009
Accrued professional fees	868	968
Total	$6,000	$4,592